RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Mr. Lee [Member]
Accured Interest	$ 34,346
Loan amounts including accrued interest	67,154	$ 79,699	$ 70,922
Dr. Moore [Member]
Accured Interest	34,346
Loan amounts including accrued interest	$ 70,922